INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 30, 2021	Jun. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major components of tax expense (income) [Line Items]
Net translation losses (gains) from exchange differences				$ 23	$ (19)
Applicable tax rate				26.50%	26.50%
NEVADA
Disclosure of major components of tax expense (income) [Line Items]
Net Proceeds of Minerals tax				5.00%
Current Net Proceeds of Minerals tax expense (income)				$ 136	$ 149
Argentina
Disclosure of major components of tax expense (income) [Line Items]
Applicable tax rate			30.00%	35.00%
Previously proposed applicable tax rate				25.00%
Dividends withholdings tax rate			13.00%	7.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		$ 72
Argentina, Cote d'Ivoire, Saudi Arabia, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to undistributed earnings				$ 66
Cote d'Ivoire, Tanzania, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings					87
Argentina, Saudi Arabia, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings				33
Dominican Republic
Disclosure of major components of tax expense (income) [Line Items]
Current Net Profits Interest tax expense (income)				$ 180	$ 212
Maximum | NEVADA
Disclosure of major components of tax expense (income) [Line Items]
Mining excise tax rate	1.10%
Nevada Gold Mines
Disclosure of major components of tax expense (income) [Line Items]
Proportion of ownership interests held by non-controlling interests				61.50%